Business Acquisition - (Details) - AV Homes Inc [Member] - USD ($) $ in Thousands				9 Months Ended
	Oct. 25, 2018	Oct. 02, 2018	Jan. 08, 2018	Sep. 30, 2018	Sep. 30, 2017
Business Acquisitions
Acquisition price	$ 534,900	$ 534,900
Contingent consideration (earn-out)		$ 80,000		$ 2,418	$ 1,818
Oakdale-Hampton Homes
Business Acquisitions
Acquisition price			$ 44,841
Consideration held as security			600
Earn-out | Oakdale-Hampton Homes
Business Acquisitions
Contingent consideration (earn-out)			$ 2,418